Description of Business and Organization	12 Months Ended
Sep. 30, 2024
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Description of Business and Organization

Note 1 - Description of Business and Organization

a. Company and Background

Youxin Technology Ltd. (“Youxin Technology”, or “Youxin Cayman”) was incorporated under the laws of the Cayman Islands on October 21, 2022 as an exempted company with limited liability. The Company and its subsidiaries (collectively referred to as “the Company”) are principally engaged in a professional and highly intelligent PaaS (Platform as a Service) provider capable of providing customized system development services and subsequent services to its customers. The Company provides a comprehensive suite of product to give its retail clients an all-round view of their business operations in real time on multiple interfaces, allowing them to make critical business decisions anytime and anywhere. The Company’s products optimize the overall supply chain by streamlining the decision-making process, boosting efficiency and profitability.

Youxin Cayman is a holding company, the Company has no substantial operations other than holding all of the outstanding share capital of Youxin Cloud (BVI) Ltd (“Youxin BVI”) established under the laws of the British Virgin Islands on November 10, 2022. Youxin BVI is also a holding company holding all of the outstanding share capital of Youxin Cloud (HK) Limited (“Youxin HK”) which was incorporated on December 13, 2022 under the laws of Hong Kong. Youxin HK is a holding company holding all of the equity of Hainan Youxin Mutual Enterprise Management Co., Ltd. (“WFOE”), which was incorporated on February 17, 2023 under the law of the People’s Republic of China (“the PRC”). The WFOE holds all of the equity of Guangzhou Youxin Technology Co., Ltd., (“Guangzhou Youxin”) the operating subsidiary which was established on March 12, 2018 under the law of the PRC.

On December 23, 2024, the Company closed its initial public offering (“IPO”) of 2,300,000 Class A ordinary shares, par value $0.0001 per share (the “Shares”) at $4.50 per share. The gross proceeds of this offering are $10.35 million and raised a total of $9,097,000 in net proceeds.

Disposal of Subsidiary

On November 17, 2022, the Company transferred 100% of the equity interest and contribution obligation it held in Guangxi Yousen Network Technology Co., Ltd., (“Guangxi Yousen”) a former wholly-owned subsidiary of the Company to an unrelated individual person Lin Shaofen with no consideration. Yousen had no actual business and the net liabilities of Yousen were $1,596 as of November 17, 2022.

Reorganization

In anticipation of an IPO of its equity securities, the Company undertook the following steps to effect a reorganization (the “Reorganization”):

● Step 1: Formation of Youxin Cayman, Youxin BVI, Youxin HK, and WFOE.

● Step 2: WFOE obtained 100.00% of the equity interests of Guangzhou Youxin on April 28, 2023.

Immediately before and after the Reorganization as described above, Youxin Cayman together with its subsidiaries were effectively controlled by the same controlling shareholders; therefore, the Reorganization was accounted for as a recapitalization, and thus the current capital structure has been retroactively presented in prior periods as if such structure existed at that time, the entities under common control are presented on a consolidated basis for all periods to which such entities were under common control. Since all of the subsidiaries were under common control for the entirety of the years ended September 30, 2024, 2023, and 2022, the results of these subsidiaries are included in the financial statements for both periods, and the equity has been adjusted retrospectively to reflect the change as well.

As of the issuance date of the financial statements, the details of the Company’s subsidiaries are as follows

Name of Entity	Incorporation Date	Background	Ownership	Principle activities
Youxin Cloud (BVI) Ltd (“Youxin BVI”)	November 10, 2022	British Virgin Islands (“BVI”) Company	Youxin Cayman (100% Hold)	Holding company

Youxin Cloud (HK) Limited (“Youxin HK”)	December 13, 2022	Hong Kong (“HK”) Limited Company	Youxin BVI (100% Hold)	Holding company

Hainan Youxin Mutual Enterprise Management Co., Ltd. (“WFOE”)	February 17, 2023	The People’s Republic Of China (“PRC”) Company	Youxin HK (100% Hold)	Holding company

Guangzhou Youxin Technology Co., Ltd. (“Guangzhou Youxin”)	March 12, 2018	The People’s Republic Of China (“PRC”) Company	WFOE (100% Hold)	PaaS and SaaS products